Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Table Illustration of Number of Properties in Discontinued Operations
The following table illustrates the number of sold or held-for-sale properties included in, or excluded from, discontinued operations:

	Held For Sale at June 30, 2014	Sold in 2014	Sold in 2013	Sold in 2012	Sold in 2011	Total
Office	0	0	12	10	93	115
Industrial	0	11	6	17	7	41
Medical Office	1	1	6	0	0	8
Retail	0	0	1	1	1	3
Total properties included in discontinued operations	1	12	25	28	101	167
Properties excluded from discontinued operations	1	9	13	0	18	41
Total properties sold or classified as held-for-sale	2	21	38	28	119	208

Table Illustration of Discontinued Operations in Income Statement
The following table illustrates the operations of the buildings reflected in discontinued operations for the years ended December 31, 2013, 2012 and 2011, respectively (in thousands):

	2013	2012	2011
Revenues	$47,843	$72,645	$252,434
Operating expenses	(18,014)	(26,364)	(110,854)
Depreciation and amortization	(16,423)	(31,151)	(81,369)
Operating income	13,406	15,130	60,211
Interest expense	(11,499)	(18,846)	(61,567)
Income (loss) before gain on sales	1,907	(3,716)	(1,356)
Gain on sale of depreciable properties	133,242	13,467	100,882
Income from discontinued operations	$135,149	$9,751	$99,526

Allocation of Common Shareholders' Income (Loss) Between Continuing and Discontinued Operations
The following table illustrates the General Partner's share of the income (loss) attributable to common shareholders from continuing operations and discontinued operations, reduced by the allocation of income or loss between continuing and discontinued operations to noncontrolling interests, for the years ended December 31, 2013, 2012 and 2011, respectively (in thousands):

	2013	2012	2011
Income (loss) from continuing operations attributable to common shareholders	$22,982	$(135,724)	$(65,463)
Income from discontinued operations attributable to common shareholders	130,062	9,579	96,879
Net income (loss) attributable to common shareholders	$153,044	$(126,145)	$31,416

Schedule of Discontinued Operations, Properties Held-for-Sale, Aggregate Balance Sheet Information
The following table illustrates aggregate balance sheet information of these held-for-sale properties (in thousands):

	December 31, 2013	December 31, 2012
Real estate investment, net	$47,592	$24,994
Other assets	9,874	5,943
Total assets held-for-sale	$57,466	$30,937

Accrued expenses	$1,481	$94
Other liabilities	594	713
Total liabilities held-for-sale	$2,075	$807